Drilling units (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Drilling units
The below table shows the gross value and net book value of our drilling units at December 31, 2018 and December 31, 2017.

(In US$ millions)	Cost	Accumulated depreciation	Net Book Value
Opening balance as at January 1, 2017	$6,494.1	$(1,153.2)	$5,340.9
Additions	121.6	—	121.6
Disposals	(16.7)	—	(16.7)
Depreciation	—	(274.9)	(274.9)
Closing balance as at December 31, 2017	6,599.0	(1,428.1)	5,170.9
Additions	115.0	—	115.0
Disposals	—	—	—
Depreciation	—	(280.3)	(280.3)
Closing balance as at December 31, 2018	6,714.0	(1,708.4)	5,005.6